Revenue - Revenue per product (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	R 138,288	R 172,194	R 127,392
Total revenue from contracts with customers	138,051	172,313	126,173
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	18,812	29,533	28,930
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	111,070	137,958	95,573
Platinum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	17,826	21,238	17,054
Palladium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	42,275	52,859	47,281
Rhodium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	47,166	59,828	29,865
Iridium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,480	2,694	815
Ruthenium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,323	1,339	558
Chrome
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,481	2,259	1,573
Nickel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,305	1,420	910
Nickel salts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	870
Nickel metal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,020
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	620	1,024	406
Toll treatment arrangement | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 105	R 521	R 0